Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 1,150	$ 1,007
Employee related accruals	3,419	2,923
State taxes	1,064	534
Workers’ compensation and medical malpractice loss reserves	4,683	4,277
Prepaid insurance	(631)	(319)
Other	462	849
Current	10,147	9,271
Intangibles	(23,662)	(15,559)
Depreciation expense	(4,449)	(3,867)
Stock-based compensation	2,852	3,428
Net operating loss carryforwards	1,191	1,054
Other	1,975	758
Deferred Tax Liabilities, Gross, Noncurrent	(22,093)	(14,186)
Valuation allowance	(916)	(670)
Total deferred income tax assets (liabilities)	$ (12,862)	$ (5,585)